Lease Liabilities	6 Months Ended
Feb. 29, 2020
Lease Liabilities [Abstract]
Lease Liabilities

5. LEASE LIABILITIES

Below is a summary of the activity related to the Company’s lease liabilities for the six months ended February 29, 2020.

2020
Balance as at September 1, 2019	1,324
Net additions	38
Interest on lease liabilities	22
Interest payments on lease liabilities	(22)
Principal payments of lease liabilities	(57)
Other	-
Balance as at February 29, 2020	1,305

Current	113
Long-term	1,211
Balance as at September 1, 2019	1,324
Current	114
Long-term	1,191
Balance as at February 29, 2020	1,305